Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Assets
Operating lease right-of-use assets	$ 1,568	$ 1,471	$ 2,300
Liabilities
Total operating lease liabilities	1,568	1,471	2,300
Current liabilities	567	1,008	1,339
Non-current liabilities	1,001	463	961
Total Operating lease liabilities	$ 1,568	$ 1,471	$ 2,300
Weighted average remaining lease term (years)
Operating leases	1 year 3 months 3 days	1 year 1 month 2 days	1 year 9 months 3 days
Weighted average discount rate:
Operating leases	9.36%	10.00%	9.27%